Impairment Losses and Provisions (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Impairment Losses and Provisions

	Group
	2017 £m	2016 £m	2015 £m
Impairment losses on loans and advances:
Loans and advances to customers (See Note 15)	257	132	156
Recoveries of loans and advances, net of collection costs (See Note 15)	(54)	(65)	(90)
	203	67	66
Provisions for other liabilities and charges (See Note 27)	385	397	762
Provisions for residual value and voluntary termination (See Note 15)	8	–	–
	393	397	762
	596	464	828